Average Annual Total Returns{- Fidelity Managed Retirement 2030 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-17 - Fidelity Managed Retirement 2030 Fund	Fidelity Advisor Managed Retirement 2030 Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2030 Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Managed Retirement 2030 Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement 2030 Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Managed Retirement 2030 Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement 2030 Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Managed Retirement 2030 Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2030 Fund: Class I Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		IXXRV Past 1 year	IXXRV Since Inception
Total	1.30%	9.77%	[1]	(0.16%)	8.52%	[1]	1.16%	7.21%	[1]	8.88%	12.81%	[1]	28.71%	25.51%	[1]	9.01%	12.25%	[1]

[1]	(a)From August 16, 2019